Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - XCEL 401(k) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 3,503,037,791	$ 3,093,250,739
EBP, Investment, Fair Value	3,471,439,542	3,039,154,535
EBP, Employer Contribution, Receivable	11,459,778	33,083,458
EBP, Participant Contribution, Receivable	2,117,933	3,111,074
EBP, Note Receivable from Participant	18,020,538	17,901,672
EBP, Receivable	31,598,249	54,096,204
EBP, Investment, Plan Interest in Master Trust, Fair Value	3,471,439,542	3,039,154,535
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,270,084,173	2,838,411,563
Xcel Energy Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 201,355,369	$ 200,742,972